The Company and Summary of Significant Accounting Policies - Accounts Receivable and Provision for Credit Losses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Provisions for credit losses	$ 1,644,000	$ 549,000